Document and Entity Information	9 Months Ended
Sep. 30, 2017 shares
Details
Registrant Name	CANNABIS SATIVA, INC.
Registrant CIK	0001360442
SEC Form	S-1
Period End date	Sep. 30, 2017
Fiscal Year End	--12-31
Trading Symbol	cbds
Tax Identification Number (TIN)	201898270
Number of common stock shares outstanding	21,203,024
Filer Category	Smaller Reporting Company
Current with reporting	Yes
Voluntary filer	No
Well-known Seasoned Issuer	No
Amendment Flag	false
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q3
Entity Incorporation, State Country Name	NEVADA
Entity Address, Address Line One	1646 W. Pioneer Blvd., Suite 120
Entity Address, City or Town	Mesquite
Entity Address, State or Province	NV
City Area Code	702
Local Phone Number	346-3906